Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Borrowings [abstract]
Summary of Loans

	December 31, 2022	June 30, 2023
Unsecured borrowings at amortized cost
Loan from government (a)	$11,855,579	$11,952,656
Secured borrowings at amortized cost
Other long-term borrowings (b)	25,549,385	25,906,238
Ending balance	$37,404,964	$37,858,894
Maturity analysis:
Current and repayable on demand or within 1 year	$7,748,831	$13,382,359
Non-current and repayable more than 1 year	29,656,133	24,476,535
Total borrowings	$37,404,964	$37,858,894